PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details Textual) $ in Thousands		1 Months Ended	12 Months Ended		84 Months Ended
	Jul. 11, 2017	Dec. 31, 2000	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2006	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 BRL (R$)	May 11, 2020 ha	Apr. 15, 2020 ha	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Deferred Tax Liabilities, Net			$ 1,800,705								$ 1,690,923
Civil lawsuits payable			3,045								1,006	$ 886
Labour lawsuits payable			$ 212								$ 92	$ 776
Arauco do Brasil S.A. [Member] | Tranche One [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Percentage of the fine amount pending clearance			50.00%	50.00%
Interests and readjustment amounts payable			$ 5,684					R$ 29,250,417
Arauco do Brasil S.A. [Member] | Tranche Two [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Estimated tax liabilities after considering special remedy			$ 6,175					R$ 31,774,176
Forestal Arauco SA [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Additional area of land afforested			1,505.6	1,505.6
Percentage of sale of hereditary rights in real estate property which is under litigation proceedings	87.50%
Area of real estate property which is under litigation proceedings	5,144.22 hectares
Area of land Under Possession			1,855.9 hectares	1,855.9 hectares
Total Area of Land			2,700 hectares	2,700 hectares
Compensation For Damage Sought Value			$ 4,904	$ 3,486,187,431
Payments For Compensation Damage Sought Value			593	$ 421,723,281
Contingent receivables			$ 141			$ 100,000,000
Area Of Land Subject To Litigation | ha										3,424.59
Percentage share in the property										4.17%
Area Of Land Not Subject To Litigation | ha									498
Area Of Land Subject To Litigation Based On Suit Filed | ha									1,768.20
Arauco Argentina S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Area of land afforested		4,777 hectares			23,012 hectares
Capacity of plant			250,000 m3	250,000 m3
Additional area of land afforested			8,089 hectares	8,089 hectares
Fund for export duties payable			$ 23,488				$ 1,976,583,261
Receivables from taxes other than income tax			6,555
Required collateral value			5,180				$ 435,952,315
Celulosa Arauco y Constitución S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Deferred Tax Liabilities, Net			6,430			$ 4,571,664,617
Discount allowed on tax payable			1,701	$ 3,362,265,453
Deferred tax liabilities after discount			4,729	$ 1,209,399,164
Celulosa Arauco y Constitución S.A. [Member] | Valdivia plant [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Penalty levied by sma			$ 6,698
Annual Tax Units			7,777	7,777
Celulosa Arauco y Constitución S.A.; Forestal Arauco S.A.; Maderas Arauco S.A. and Servicios Logísticos Arauco S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Compensation For Damages Sought Value			$ 730	$ 575,000,000
Compensation Sought For Actual Damages Value			15,738	11,189,270,050
Compensation Sought For Loss Of Profit Value				11,189,270,050
Compensation Sought For Moral Damages Value			$ 7,033	$ 5,000,000,000